Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 4) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ 41,071	$ 39,980
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	23,882	21,307
Labor related contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	1,873	6,465
Civil related contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	13,810	10,910
Environmental And Others Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	$ 1,506	$ 1,298